Advances to and Investments in Unconsolidated Affiliates Narrative (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 12, 2012	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payments to Acquire Businesses, Gross		$ 382
Proceeds from the sale of other assets			$ 26	$ 62	$ 89
AmeriGas common units sold by ETP			(18.9)	(7.5)
Cash proceeds from the sale of AmeriGas common units			$ 0	$ (814)	(346)
Advances to and investments in unconsolidated affiliates			3,462	3,659	4,014
Goodwill			7,473	7,865	5,894
Equity in earnings from unconsolidated affiliates			$ 276	332	$ 236
Citrus [Member]
Interest ownership			50.00%
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
Advances to and investments in unconsolidated affiliates			$ 2,000
Goodwill			$ 1,030
FGT [Member]
Percentage Ownership Operating Facility			100.00%
Fayetteville Express Pipeline, LLC [Member]
Interest ownership			50.00%
Midcontinent Express Pipeline, LLC [Member]
Interest ownership			50.00%
RIGS Haynesville Partnership Co. [Member]
Interest ownership			49.99%
AmeriGas [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	29.6
Cash proceeds from the sale of AmeriGas common units			$ 814	$ 346
Investment Owned, Balance, Shares			3.1